STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)						3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 19, 2022 USD ($)	Aug. 08, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($)	Sep. 02, 2021 USD ($) shares	Mar. 04, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 28, 2022 $ / shares shares	Aug. 02, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)						500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote								1
Common stock, shares outstanding (in shares)						55,937,658	55,937,658	34,000,812	4,786,804
Proceeds from issuance of Preferred Stock (in shares)					15,000
Proceeds from issuance of Preferred Stock | $					$ 3,000,000	$ 900,000			$ 2,500,000
Minimum proceeds required for Qualified Financing | $			$ 5,000,000
Common stock price per share | $ / shares								$ 2.70
Warrants outstanding						79,314,823	79,314,823	3,929,311
Debt instrument converted amount | $							$ 7,274,540	$ 10,507,101	$ 350,000
Preferred stock, shares authorized (in shares)						25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Conversion of stock shares							21,651,846
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)										500,000,000
Warrant exercise price per share | $ / shares						0.1268	$ 0.1268	3.93
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)										30,000,000,000
Warrant exercise price per share | $ / shares						$ 5.30	$ 5.30	$ 5.30
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable for shares of common stock		1
Warrant exercisable term		5 years
Warrant exercise price per share | $ / shares		$ 5.30
Term of beneficially own in excess of common stock outstanding		61 days
Warrants outstanding								1,415,905
Purchase common stock and warrants | $		$ 5,000,000
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of beneficially own in excess of common stock outstanding		9.99%
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of beneficially own in excess of common stock outstanding		19.99%
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock (in shares)
Common stock issued for services (in shares)						285,000	285,000
Bridge Loan [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of debt possible under Qualified Financing | $			1,000,000
Private Placement [Member] | Bridge Loan [Member] | Common Stock And Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument converted amount | $	$ 1,000,000
Common Stock Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from private placement | $	$ 4,000,000
B D One Investment Holding L L C [Member] | Private Placement [Member] | Common Stock Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock purchase agreement, authorized shares											133,333
Stock purchase agreement, authorized amount | $											$ 10,000,000
Stock purchase agreement, description								The first tranche of 66,667 shares for $5,000,000 closed on September 2, 2021 and the second tranche closed on November 5, 2021.
B D One Investment Holding L L C [Member] | Private Placement [Member] | Common Stock Purchase Agreement Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Stock purchased under purchase agreement, shares				66,667
Stock purchased under purchase agreement, value | $				$ 5,000,000
Fleur Capital Pte Ltd [Member] | Bridge Loan [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from unsecured convertible promissory note | $			1,000,000
Debt instrument, outstanding amount | $			$ 1,000,000
Lucro [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate number of common stock shares for private placement		943,397
Warrants exercisable for number shares of common stock		1,415,095
Common stock price per share | $ / shares		$ 5.30
Warrants exercisable for shares of common stock		1.5